Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Detail Explanation of Revenue And Other Income in the consolidated Statement of operations
(1)	The Group has recognized the following amounts relating to revenue and other income in the statement of profit or loss:

(in millions of Korean won)	2022		2023		2024
Revenue from contracts with customers	￦	25,432,727	￦	26,063,185	￦	26,146,846
Revenue from other sources		206,128		224,016		232,798
Other income (Note 26)		595,351		308,044		344,829

Total revenue and other income	￦	26,234,206	￦	26,595,245	￦	26,724,473

Detail Explanation of Operating Revenues And Other Income
(2)	Operating revenues and other income for the years ended December 31, 2022, 2023 and 2024 are as follows:

(in millions of Korean won)	2022		2023		2024
Mobile services	￦	7,013,889	￦	7,140,333	￦	7,318,087
Fixed-line services		5,056,513		5,142,359		5,157,728
Fixed-line and VoIP telephone services		1,378,265		1,249,024		1,188,365
Broadband Internet access services		2,504,833		2,578,558		2,634,200
Data communication services		1,173,415		1,314,777		1,335,163
Media and content		3,099,776		3,206,521		3,107,444
Financial services		3,836,589		3,967,763		3,742,655
Sale of goods		3,393,646		3,292,514		3,373,686
Others		3,833,793		3,845,755		4,024,873

Total	￦	26,234,206	￦	26,595,245	￦	26,724,473

Detail Analysis of Contract with Customer Assets and Liabilities
(3)	Contract assets and liabilities recognized in relation to the revenues from contracts with customers, are as follows:

(in millions of Korean won)	December 31, 2023		December 31, 2024
Contract assets 1	￦	1,130,745	￦	929,181
Contract liabilities 1		311,023		1,240,934
Deferred revenue 2	￦	81,067	￦	87,209

1
The Group recognized contract assets of
￦
128,375 million and contract liabilities of
￦
 967,614 million for long-term
construction contract as of December 31, 2024 (2023: contract assets of
￦
308,821
 million and contract liabilities of
￦
32,274 million). The Group recognizes contract assets as trade receivables and other receivables, and contract liabilities as other current liabilities.

2	Deferred revenue recognized relating to government grant is excluded.

Detail Analysis of Contract Costs Recognized as Assets
(4)	The contract costs recognized as assets are as follows:

(in millions of Korean won)	2022		2023		2024
Incremental cost of contract establishment	￦	1,744,096	￦	1,656,711	￦	1,666,042
Cost of Contract performance		73,582		70,757		72,122

Detail of Revenue Arising from Carried-Forward Contract Liabilities
(5)	For the years ended December 31, 2022, 2023 and 2024, revenue recognized from carried-forward contract liabilities and deferred revenue, is as follows:

(in millions of Korean won)	2022		2023		2024
Revenue recognized that was included in the contract liabilities balance at the beginning of the year
Allocation of the transaction price	￦	246,843	￦	213,609	￦	199,624
Deferred revenue of joining/installment fee		44,204		41,824		41,451

Total	￦	291,047	￦	255,433	￦	241,075